Cash flow information - Summary of reconciliation of liabilities arising from financing activities explanatory (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cash flow information
At January 1	¥ 1,064,254	¥ 519,750
Changes from financing cash flows	19,384	692,739
New leases	4,025	4,516
Interest expense	42,436	32,960
Increase arising from business combination		20,455
Changes in fair values	(426)	116,520
Conversion of convertible bonds to share capital	(29,785)	(319,335)
New issuance of convertible bonds	251,594
Maturity of convertible bonds	(255,458)
Disposal	(4,396)	(4,733)
Disposal of subsidiaries	(10,633)
Reclassified as liabilities relating to assets classified as held for sale	(10,000)
Exchange differences	2,915	1,382
At December 31	1,073,910	1,064,254
Borrowings
Cash flow information
At January 1	754,774	503,155
Changes from financing cash flows	86,236	236,453
Increase arising from business combination		15,166
Disposal of subsidiaries	(6,965)
Reclassified as liabilities relating to assets classified as held for sale	(10,000)
At December 31	824,045	754,774
Interest payable
Cash flow information
At January 1	1,078	415
Changes from financing cash flows	(39,940)	(30,817)
Interest expense	40,047	31,480
At December 31	1,185	1,078
Lease liabilities
Cash flow information
At January 1	14,090	16,180
Changes from financing cash flows	(6,063)	(7,945)
New leases	4,025	4,516
Interest expense	564	783
Increase arising from business combination		5,289
Disposal	(4,396)	(4,733)
Disposal of subsidiaries	(3,668)
At December 31	4,552	14,090
Convertible bonds
Cash flow information
At January 1	272,684
Changes from financing cash flows		474,117
Changes in fair values	(426)	116,520
Conversion of convertible bonds to share capital	(29,785)	(319,335)
New issuance of convertible bonds	251,594
Maturity of convertible bonds	(255,458)
Exchange differences	2,915	1,382
At December 31	241,524	272,684
Revenue-Based Financing
Cash flow information
At January 1	21,628
Changes from financing cash flows	(20,849)	20,931
Interest expense	1,825	697
At December 31	¥ 2,604	¥ 21,628